EQUITY (Details) - Company Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Issued	8,416,254	3,780,000
Warrants, Number of Shares beginning	3,780,000
Exercised		0
Warrants, Number of Shares ending	12,196,254	3,780,000
Weighted Average Exercise Price, beginning	$ 0.48	$ 0
Warrants, Weighted Average Exercise Price ending	0.73	0.48
Issued in Period, Weighted Average Exercise Price	$ 0.85	$ 0.48
Issued, Weighted average remaining life	3 years 1 month 13 days	1 year 7 months 17 days
Warrants,Weighted Average Remaining Life ending	2 years 7 days	10 months 13 days
Warrants,Weighted Average Remaining Life beginning	10 months 13 days
Warrants, Number of Shares begnning		0